Income taxes	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Income taxes	Income taxes
The Company is organized as a British Virgin Islands corporation. However, under the “anti-inversion” rules of Section 7874 of the U.S. Internal Revenue Code, it is treated as a U.S. corporation for tax purposes. Accordingly, the Company is subject to federal and state income tax in the United States, as well as foreign taxes in the multiple jurisdictions where it operates.
The following table summarizes our U.S. and foreign income / (loss) before income taxes for the years ended December 31, 2024, 2023 and 2022:

	Year ended December 31,
	2024	2023	2022
U.S.	$(31,570)	$(13,687)	$(22,264)
Foreign	65,627	41,293	(24,948)
Net income / (loss) before income taxes	$34,057	$27,606	$(47,212)
Provision for Income Taxes
The following table summarizes our provision for income taxes for the years ended December 31, 2024, 2023 and 2022:

	Year ended December 31,
	2024	2023	2022
Current income tax (expenses) / benefit:
U.S. Federal	$(376)	$(54)	$(188)
Foreign	(15,048)	(39,580)	(20,926)
Total current income tax expense	$(15,424)	$(39,634)	$(21,114)
Deferred income tax (expenses) / benefit:
U.S. Federal	2,229	5,958	(550)
Foreign	7,043	30,560	355
Total deferred income tax (expenses) / benefit	$9,272	$36,518	$(195)
Income tax (expenses) / benefit	$(6,152)	$(3,116)	$(21,309)
Deferred Income Taxes
As of December 31, 2024 and 2023, the significant components of our deferred tax assets and deferred tax liabilities were as follows:

	As of December 31, 2024	As of December 31, 2023
Non-current deferred tax assets	$107,357	$115,503
Total deferred tax assets	$107,357	$115,503
Less: Valuation allowance	(46,268)	(44,774)
Net deferred tax assets	$61,089	$70,729
Non-current tax liabilities	(5,422)	(8,100)
Total deferred tax liabilities	$(5,422)	$(8,100)
Total net deferred tax assets after valuation allowance	$55,667	$62,629
The following table summarizes the composition of deferred tax assets and deferred tax liabilities as of December 31, 2024 and 2023:

	As of December 31, 2024	As of December 31, 2023
Tax loss carryforwards	$57,268	$72,644
Allowance for credit expected losses	5,396	5,528
Provisions and other assets	35,893	27,329
Property and equipment	1,659	1,301
Intangible assets	(4,419)	(3,959)
Others	6,138	4,560
Total net deferred tax assets before valuation allowance	$101,935	$107,403
Less: Valuation allowance	(46,268)	(44,774)
Total net deferred tax assets after valuation allowance	$55,667	$62,629
As of December 31, 2024, we have both foreign and U.S. net operating loss carryforwards (“NOLs”) of $237,993. If not utilized, the NOLs will begin to expire as follows:

	As of December 31, 2024
Expiration date	U.S.	Foreign
Expires 2026	$—	$17
Expires 2027	—	1,250
Expires 2028	—	1,256
Expires 2029	—	575
Expires thereafter	—	37,816
Without expiration dates	74,033	123,046
Total NOLs	$74,033	$163,960
The following table shows the breakdown of our NOLs by country of origin as of December 31, 2024:

Country	NOL gross amount	Expiration terms
Brazil	$118,308	No expiration. Offset limitation to 30% of taxable income by fiscal year.
Argentina	3,098	5 fiscal years expiration.
United States	74,033	No expiration. Offset limitation of 80% of the taxable income by fiscal year.
Mexico	37,816	10 fiscal years expiration.
Peru	4,738	No expiration. Offset limitation of 50% of the taxable income by fiscal year.
Total NOLs	$237,993

In the aggregate, we have foreign and U.S NOLs amounting to $197,079 which may be carried forward indefinitely but subject to certain percentage limitations of taxable income each year.
As of December 31, 2024, we had a valuation allowance of $24,923 related to certain NOL carryforwards for which it is more likely than not that the tax benefits will not be realized. The valuation allowance increased by $1,494 from the amount recorded as of December 31, 2023 primarily due to recoverability analysis for the upcoming years. The amount of the deferred tax asset considered realizable, however, could be adjusted if estimates of future taxable income during the carryforward period change, or if objective negative evidence in the form of cumulative losses is no longer present and additional weight may be given to subjective evidence such as our projections for growth.
The following table presents the changes in our valuation allowance for the years ended December 31, 2024, 2023 and 2022:

Valuation allowance
Balance as of January 01, 2022	$23,999
Increases	39,240
Decreases	(9,019)
Balance as of December 31, 2022	$54,220
Increases	8,201
Decreases	(17,647)
Balance as of December 31, 2023	$44,774
Increases	6,083
Decreases	(4,589)
Balance as of December 31, 2024	$46,268
Deferred tax assets and liabilities are recognized for the future tax consequences of differences between the carrying amounts of assets and liabilities and their respective tax bases using enacted tax rates in effect for the year in which the differences are expected to reverse. We have foreign subsidiaries with aggregated undistributed earnings of $44,403 as of December 31, 2024. We have not provided deferred income taxes on taxable temporary differences related to investments in certain foreign subsidiaries where the foreign subsidiary has or will invest undistributed earnings indefinitely outside of the United States. In the event we distribute such earnings in the form of dividends or otherwise, we may be subject to income taxes. Further, a sale of these subsidiaries may cause these temporary differences to become taxable. Due to complexities in tax laws, uncertainties related to the timing and source of any potential distribution of such earnings, and other important factors such as the amount of associated foreign tax credits, it is not practicable to estimate the amount of unrecognized deferred taxes on these taxable temporary differences. We consider the earnings of our foreign subsidiaries to be indefinitely reinvested, other than certain earnings the distributions of which do not imply withholdings or state income taxes, and for that reason we have not recorded a deferred tax liability.
Reconciliation of Statutory Income Tax Rate to Effective Income Tax Rate
The reconciliation of the provision for income taxes for the years ended December 31, 2024, 2023 and 2022 to total income tax expense is as follows:

	Year ended December 31,
	2024	2023	2022
Net income / (loss) before income tax	$34,057	$27,606	$(47,212)
Income tax rate	21%	21%	21%
Expected income tax expense / (benefit)	$7,152	$5,797	$(9,915)
Permanent differences:
Non-taxable income	(220)	(127)	$—
Foreign non-creditable withholding tax	9,088	16,588	11,540
Non-deductible expenses	6,100	11,514	10,440
Currency translation adjustment	4,625	5,672	2,595
Tax credits recovery	—	(309)	—
Others	(1,744)	892	(256)
Unrecognized tax benefits and related interest	(2,957)	(14,081)	1,029
Foreign rate differential	(7,229)	(3,499)	(9,091)
Tax inflation adjustment	(4,312)	(27,103)	(12,716)
Tax holiday	(14,298)	3,977	5,990
True up	(1,460)	(1,253)	2,283
Change in rate	—	—	—
Change in valuation allowance	11,407	5,048	19,410
Income tax expense / (benefit)	$6,152	$3,116	$21,309

Our effective tax rate for the period ended December 31, 2024 was 18.1%, higher than the effective tax rate of 11.3%, as of December 31, 2023 mainly due to the effect of the valuation allowance arising from the increase in net operating losses in Mexico. The variation is also driven by the reduction of withholding taxes applicable to intercompany transactions. Furthermore, the effect of the tax holiday in Brazil due to PERSE Regime.
Our effective tax rate for the year ended December 31, 2023 was 11.3%, lower than the effective tax rate of 45.1% as of December 31, 2022 mainly due to the impact of the tax settlement and closing tax audits in Mexico and Tax inflation adjustment related to accumulated net operating losses in Argentina. The variation is also driven by the effect of incremental withholding taxes applicable to intercompany transactions. Furthermore, the effect of the valuation allowance arising from the decrease in net operating losses in Mexico and Brazil.
Our effective tax rate for the year ended December 31, 2022 was 45.1%, higher than the 21% tax rate due to changes in valuation allowance of deferred tax assets primarily in Brazil, US and Mexico based on a recoverability analysis for the upcoming years; increase in foreign non-creditable withholding tax; decrease in impact of uncertain tax positions, effects of non-deductible expenses and the impact of the new promotional regime ´Perse” in Brazil.
Knowledge-based Economy Promotional Regime in Argentina
On June 10, 2019, the Argentine government enacted Law No. 27,506 (also known as “Knowledge-based Economy Promotional Regime” or “Knowledge Law”), which established a regime that provides certain tax benefits for companies that meet specific criteria, such as companies that derive at least 70% of their revenues from specified activities.
On October 7, 2020, changes to the Knowledge-based Economy Promotional Regime were finally approved by the Congress. The approved regime has effect from January 1, 2020 through December 31, 2029 and grants (i) a reduction of the income tax up to 60% (60% for micro and small enterprises, 40% for medium-sized enterprises and 20% for large enterprises) over the promoted activities for each fiscal year, applicable to both Argentine source income and foreign source income; (ii) stability of the benefits established by the Knowledge-based Economy Promotional Regime (as long as the beneficiary is registered and in good standing) and (iii) a non-transferable tax credit bond generally amounting to 70% (up to 80% in certain specific cases) of the company’s contribution to the social security regime of every employee whose job is related to the promoted activities (caps on the number of employees are applicable). Total amount of bonds are defined based on Budget approved by Government for each fiscal period. The tax credit may be used within 24 months from its issuance date (this period can be extended for an additional 12 months in certain cases) to offset federal taxes, such as VAT (excludes income tax).
On January 14, 2022, the Under Secretariat of Knowledge Economy issued Disposition 33/2022 by which our Argentine subsidiary Despegar.com.ar S.A. obtained the registration in the National Registry of Beneficiaries of the Knowledge-based Economy Promotional Regime, created by Article 3 of Law No. 27,506, as amended. Tax benefits granted pursuant to the promotional regime to Despegar.com.ar S.A were retroactive to January 1, 2020.
During the years ended December 31, 2024, 2023 and 2022, the tax holiday effect was a tax benefit of $3,161, a Tax expense of $2,185 and a tax benefit of $839, respectively. The aggregate per share effect of the income tax expense amounted to $0.04 and income tax benefit amounted to $0.03 for the years ended December 31, 2024 and 2023, respectively.
Emergency Program to offset the economic effects of the COVID-19 pandemic for the tourism and events sector PERSE in Brazil
Law 14,148/2021, published on May 3, 2021, established several emergency actions by the government to offset the economic effects of the COVID-19 pandemic for the tourism and events sector (“Programa Emergencial de Retomada do Setor de Eventos y Turismo” or “PERSE”). Benefits include for a 60-month period a 0% rate for corporate income taxes (Corporate Income Tax “IRPJ” and Social Contribution on Net Income “CSLL”) and a 0% rate on federal gross revenue taxes (Contribution to the Social Integration “PIS” and Contribution to Social Security Financing “COFINS”).
On March 18, 2022, the Brazilian legislature removed a prior presidential veto on an article from Law 14,148/2021 that introduced a Temporary Tax Exemption for taxpayers in the tourism and events sector was later reinserted in Law 14,428/2021 and is effective as from that date.
On December 29, 2023 Provisional Measure “MP” 1202/23 was published including, among others, the revocation of article 4 of Law 14.148, which instituted PERSE. Based on the MP all economic sectors benefiting from PERSE must collect the taxes included in the program based on the rates provided for in the specific legislation as following: from April 1, 2024 in relation to federal gross revenue taxes (PIS and COFINS) and CSLL; and from January 1, 2025, in relation to IRPJ. PERSE could progressively be phased out with the gradual resumption of the collection of taxes previously exempted.
On May 22, 2024, the Brazilian government published Law No. 14,859/2024, maintaining PERSE with the same framework for 2024. As a result of this legislation, Decolar requested authorization from the Federal Tax Authorities and began submitting a new tax return called "DIRBI," detailing the amounts of tax benefits.

On March 24, 2025 the Official Gazette of the Union published Executive Declaratory Act No. 2, officially announcing the public hearing and the termination of the PERSE program due to reaching the 15 billion threshold. The Special Secretariat of the Federal Revenue of Brazil confirmed that the limit set by Article 4-A of Law No. 14.148/2021 was met, as presented during the National Congress public hearing on March 12, 2025. On March 28, the company filed a writ of mandamus to compel the initiation of discussions aimed at safeguarding its rights.
During the years ended December 31, 2024, and 2023 the tax holiday effect was a tax benefit of $10,704 and a Tax expense of $1,792, respectively. The aggregate per share effect of the income tax amounted to an expense of $0.13 and benefit of $0.02 for the years ended December 31, 2024 and 2023, respectively.
Uncertain tax positions
A reconciliation of the beginning and ending amount of gross unrecognized tax benefits and interest is as follows:

	Year ended December 31,
	2024	2023	2022
Balance, beginning of year	$21,398	$41,925	$45,865
Increases to tax positions related to current year	120	—	—
Increases to tax positions related to prior years(1)	—	—	2,453
Decreases to tax positions related to prior years(1)(2)	(4,796)	(16,853)	(6,912)
Settlements during current year(1)(3)	—	(8,598)	(5,121)
Interest and penalties	1,799	2,753	5,687
Currency translation adjustment	(3,597)	2,171	(47)
Balance, end of year	$14,924	$21,398	$41,925

(1) Includes updates, interest and penalties.
(2) Includes tax positions in Mexico, Colombia, Argentina and US related to Best Day acquisition.
(3) Includes tax positions effectively settled in Mexico related to Best Day acquisition.
As of December 31, 2024, and 2023, we had $14,924 and $21,398 of gross unrecognized tax benefits, respectively.
As of December 31, 2024 and 2023, total gross interest and penalties accrued were $8,986 and $12,695, respectively.
During the years ended December 31, 2024 and 2023, we recognized interest expense of $1,799 and $2,753 in connection with our unrecognized tax benefits, respectively.
As of December 31, 2024 and 2023, we recognized a decrease and settlement related to interest and penalties of $4,796 and $9,320 respectively.
We are routinely audited by U.S. federal and foreign income tax authorities. At any point in time, we may have tax audits underway at various stages of completion. These audits include questioning the timing and the amount of income and deductions and the allocation of income and deductions among various tax jurisdictions. The Mexican Tax Authority finalized during 2023 the examination of the income tax return for the fiscal years 2014, 2015, 2016 and 2017 of our subsidiary Viajes Beda, a settlement request (“acuerdo conclusivo”) before the Mexican Taxpayer Ombudsman (“Procuraduría de la Defensa del Contribuyente”) was closed and the dispute with the Mexican Tax Authority was concluded. As result we recognized a tax benefit of $14,256 related to transactional taxes (VAT) and $13,241 related to income tax.
During the third quarter of 2020, the Internal Revenue Service (“IRS”) performed an income tax assessment on fiscal year 2017 applying adjustments on foreign tax credits allocation criteria taken during this period. We therefore recognized and paid additional income tax for $1,649. Subsequently, we submitted a request to the IRS to offset the amount paid with net operating losses and recover the cash payment. In 2023, the IRS approved our request and refunded the tax credits to the Company.
On June 2, 2023, the Colombian Tax Authority (DIAN) issued a Special Requirement as part of the comprehensive International Taxation program. The aim was to modify the income tax declaration by making adjustments related to the increase in declared gross income and the rejection of certain expenses. In response to this requirement, the Company submitted an objection on September 6, 2023. Subsequently, on March 13, 2024, the Authority issued the Official Review Settlement in line with the previous special requirement, establishing a tax liability of $3,250, including a penalty for inaccuracy.
On May 14, 2024, the company filed the Appeal for Reconsideration against the Official Review Assessment.
On Apr 7, 2025, the tax authority issued a resolution in response to the Appeal for Reconsideration, recognizing the deductibility of certain expenses rejected in the previous instance (official liquidation), although maintaining its position on the majority of the observations originally raised. Consequently, the DIAN proceeds to modify its Official Review Settlement, resulting in an updated tax liability of $1,736 . To this tax liability, which arises from the official resolution issued by the tax authority, should be added $2,096 for tax credits already used, interest for $2,638 (calculated as of the date of the last resolution), and a penalty for $419.

As of the date of issuance of the mentioned resolution, the Company is preparing the legal action to be filed within the deadlines established by the regulations in force.The Management’s opinion, based on the opinion of external legal counsel, is that the risk of losing the case is not more likely than not. For that reason, the Company has not recorded any expense or liability for the disputed amounts